Interest Rate Benchmark Reform - Parent (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 267,117	£ 277,532
USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities		4,337
Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 13,135	13,728
Santander UK Group Holdings plc | USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities		£ 2,491